Restricted Cash - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Cash and Cash Equivalents [Abstract]
Current and non-current restricted cash	$ 80,935	502,168	422,140